Derivatives (Details 8) - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	[1]	R$ 55,251	R$ 78,208
Net amount of financial assets presented in the statement of financial position		55,251	78,208
Related amounts not offset in the statement of Financial position, financial instruments	[2]	(16,409)	(17,507)
Net amount		38,486	59,696
Related amounts not offset in the statement of Financial position, cash collateral received	[2],[3]	(356)	(1,005)
Gross amount of recognized financial liabilities	[1]	52,475	76,861
Net amount of financial assets presented in the statement of financial position		52,475	76,861
Related amounts not offset in the statement of Financial position, financial instruments	[2]	(16,409)	(17,507)
Net amount		36,066	59,354
Securities Purchased Under Agreements To Resell [Member]
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	[1]	238,308	221,776
Net amount of financial assets presented in the statement of financial position		238,308	221,776
Related amounts not offset in the statement of Financial position, financial instruments	[2]	(1,504)	(3,930)
Net amount		236,804	217,846
Gross amount of recognized financial liabilities	[1]	362,786	293,440
Net amount of financial assets presented in the statement of financial position		362,786	293,440
Related amounts not offset in the statement of Financial position, financial instruments	[2]	(39,708)	(40,156)
Net amount		R$ 323,078	R$ 253,284

[1]	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
[2]	Limited to amounts subject to enforceable master offset agreements and other such agreements.
[3]	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.